Filed with the Securities and Exchange Commission on January 25, 2019

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 868	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 870	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5115

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on January 28, 2019 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 868 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2018, for the Trust’s series: Chase Growth Fund and Chase Mid-Cap Growth Fund.

CHASE GROWTH FUND

Class N	CHASX
Institutional Class	CHAIX

CHASE MID-CAP GROWTH FUND

Class N	CHAMX
Institutional Class	CHIMX

www.chaseinv.com

PROSPECTUS
January 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds' website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the fund complex and may apply to all Funds held through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

Chase Growth Fund (the “Growth Fund” or “Fund”)

Investment Objective
The Growth Fund’s investment objective is to achieve the growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

	Class N	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.51%	0.36%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses(1)	1.26%	1.11%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Growth Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses.

Example. The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$400	$692	$1,523
Institutional Class	$113	$353	$612	$1,352

Portfolio Turnover. The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.10% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”). Chase Investment Counsel Corporation (the “Adviser”) generally considers a large-cap company to be one that has a market capitalization of $5 billion and above. Large-cap company stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other large-cap company stocks. The Fund may regularly have significant exposure to one or more economic sectors of the market. For example, as of September 30, 2018, 37% of the Fund’s total investments were invested in securities within the technology sector. In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.

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In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors. The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Growth Fund. The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Growth Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Growth Fund. The following additional risks could affect the value of your investment:

●
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●
Management Risk – The Growth Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

●
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

●
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.

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●
Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

●
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

●
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

●
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

The Growth Fund is intended for investors who:

●	Have a long-term investment horizon;

●	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

●	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Performance
The following performance information provides some indication of the risks of investing in the Growth Fund. The bar chart shows the annual returns for the Fund’s Class N shares from year to year. The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since inception compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.chaseinv.com or by calling the Fund toll-free at 1-888-861-7556.

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Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.34% (quarter ended 3/31/2012) and the lowest return for a calendar quarter was –16.02% (quarter ended 12/31/2018).

Average Annual Total Returns (for the periods ended December 31, 2018)	1 Year	5 Years	10 Years	Since Inception (12/2/1997)
Class N (1)
Return Before Taxes	-3.97%	7.75%	10.64%	7.27%
Return After Taxes on Distributions	-6.48%	4.74%	7.89%	5.88%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	5.73%	8.38%	6.00%
Institutional Class (1)
Return Before Taxes	-3.88%	7.95%	10.88%	7.41%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.51%	10.40%	15.29%	6.41%
Lipper Large Cap Growth Funds Index (reflects no deduction for taxes)	-0.47%	8.98%	14.09%	5.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	6.59%
(1)
Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor .

Management
Investment Adviser. Chase Investment Counsel Corporation is the Growth Fund’s investment adviser.

Portfolio Managers. Peter W. Tuz, CFA, CFP®, Robert C. Klintworth, CMT and Clay J. Sefter are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Growth Fund with 21 years, 14 years and over 2 years of experience, respectively, managing the Fund. Mr. Klintworth and Mr. Tuz serve as primary portfolio managers of the Fund and Mr. Sefter serves as an analyst and assistant portfolio manager. In addition, Mr. Tuz serves as an analyst for certain sectors in the Fund.

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Portfolio Manager	Years of Service with the Fund	Title
Robert C. Klintworth, CMT	14	Vice President, Portfolio Manager
Clay J. Sefter	2	Research Analyst/Assistant Portfolio Manager
Peter W. Tuz, CFA, CFP®	21	President and Director, Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Growth Fund shares on any business day by written request via mail (Chase Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1‑888‑861‑7556, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1 million	$1,000

Tax Information
The Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION

Chase Mid-Cap Growth Fund (the “Mid-Cap Fund” or “Fund”)

Investment Objective
The Mid-Cap Fund’s investment objective is to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Class N		Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.20%	1.05%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses(1)	1.95%	1.80%
Less: Fee Waiver(2)	-0.61%	-0.61%
Total Annual Fund Operating Expenses After Fee Waiver	1.34%	1.19%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”).

(2)
Chase Investment Counsel Corporation (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Mid-Cap Fund expenses (excluding AFFE, leverage interest, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class shares to 1.33% and 1.18% of the Fund’s average daily net assets, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least January 27, 2020, and may be terminated only by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$136	$553	$996	$2,226
Institutional Class	$121	$507	$918	$2,066

Portfolio Turnover.  The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.21% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”).  This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization between $1 billion and $20 billion.  Mid-cap company stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other mid-cap company stocks.  The Fund may regularly have significant exposure to one or more sectors of the market.  For example, as of September 30, 2018, 33% of the Fund’s total investments were invested in securities within the technology sector.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depository Receipts (“ADRs”).  The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics, such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Mid-Cap Fund.  The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Mid-Cap Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap Fund.  The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Mid-Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk – The Mid-Cap Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•
Equity Securities Risk –The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

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•
Medium-Sized Company Risk – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Sector Emphasis Risk ‑ The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.

•
Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

The Mid-Cap Fund is intended for investors who:
•	Have a long-term investment horizon;
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or
•	Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.
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Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Adviser was retained as the Fund’s investment adviser (including a period during which the Fund was organized as a different mutual fund).  The bar chart shows the annual returns for the Fund’s Class N shares from year to year since retention of the Adviser.  The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since retention of the Adviser compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chaseinv.com or by calling the Fund toll-free at 1-888-861-7556.

Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was –15.08% (quarter ended 12/31/2018).

Average Annual Total Returns				Since
(for the periods ended December 31, 2018)				Inception
	1 Year	5 Years	10 Years	(9/1/2002)(2)
Class N (1)
Return Before Taxes	-7.97%	4.86%	12.95%	8.66%
Return After Taxes on Distributions	-10.05%	2.00%	11.09%	7.43%
Return After Taxes on Distributions and Sale of Fund Shares	-3.23%	3.55%	10.69%	7.22%
Institutional Class (1)
Return Before Taxes	-7.84%	5.06%	13.11%	8.76%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-4.75%	7.42%	15.12%	10.63%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	-3.53%	6.64%	13.74%	9.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	8.55%

(1)
Class N incepted on September 1, 2002, and the Institutional Class incepted on February 2, 2012.  Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.

(2)
Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment adviser.  Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Management
Investment Adviser.  Chase Investment Counsel Corporation is the Mid-Cap Fund’s investment adviser.

Portfolio Managers.  Peter W. Tuz, CFA, CFP®, Robert C. Klintworth, CMT and Clay J. Sefter are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Mid-Cap Fund with 16 years, 14 years and over 2 years of experience, respectively, managing the Fund.  Mr. Klintworth serves as lead portfolio manager as well as primary analyst for the Fund.

Portfolio Manager	Years of Service with the Fund	Title
Robert C. Klintworth, CMT	14	Vice President, Portfolio Manager
Clay J. Sefter	2	Research Analyst/Assistant Portfolio Manager
Peter W. Tuz, CFA, CFP®	16	President and Director, Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid-Cap Fund shares on any business day by written request via mail (Chase Mid-Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-888-861-7556, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1 million	$1,000

Tax Information
The Mid-Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Mid-Cap Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Chase Growth Fund

Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  The Adviser generally considers a large-cap company to be one that has a market capitalization of $5 billion and above.  The Fund may regularly have significant exposure to one or more economic sectors of the market.  For example, as of September 30, 2018, 37% of the Fund’s total investments were invested in securities within the technology sector.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as ADRs.

There is no guarantee that the Growth Fund will achieve its investment objective.  The Adviser expects that the Growth Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Chase Mid-Cap Growth Fund

Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”).  This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization between $1 billion and $20 billion.  The Fund may regularly have significant exposure to one or more economic sectors of the market.  For example, as of September 30, 2018, 33% of the Fund’s total investments were invested in securities within the technology sector.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as ADRs.

There is no guarantee that the Mid-Cap Fund will achieve its investment objective.  The Adviser expects that the Mid-Cap Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Selection of Equity Securities for the Funds:
In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity.  The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund.  The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

Temporary Defensive Positions for the Funds:
At the Adviser’s discretion, each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in the Funds not achieving their investment objectives and a Fund’s performance may be negatively affected as a result.  To the extent the Funds use a money market fund or ETF for their cash positions, there will be some duplication of expenses because each Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.

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Please review the Statement of Additional Information (“SAI”) which also provides information on other investment strategies the Funds may pursue from time to time.

Related Risks:
Your investment in the Funds is subject to certain risks.  Therefore, you may lose money by investing in the Funds.  An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Other principal risks you should consider include:

Market and Regulatory Risk (Both Funds) – Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Funds invest in unforeseen ways.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Management Risk (Both Funds) – The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

Equity Securities Risk (Both Funds) – The value of a share of a Fund – its “net asset value (“NAV”) per share” – depends upon the market value of all of the Fund’s investments.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.

Sector Emphasis Risk (Both Funds) – Each Fund may, from time to time, invest significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses.  Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses.  Securities of companies in such business or businesses, if comprising a significant portion of a Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of a Fund’s portfolio.

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Technology Sector Risk (Both Funds) – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.

Foreign Securities Risk (Both Funds) – Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Depositary Receipt Risk (Both Funds) ‑ The Funds may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.  Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks.

Portfolio Turnover Risk (Both Funds) – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

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Large-Cap Companies Risk (Growth Fund Only) – The stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium-Sized Company Risk (Mid-Cap Fund Only) – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes.  Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals.  Securities of these companies may have limited market liquidity and their prices may be more volatile.  These stocks present greater risks than securities of larger, more diversified companies.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.  Currently, disclosure of a Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete listing of each Fund’s securities and top ten holdings is available on the Funds’ website within five to ten business days after the end of each calendar quarter at www.chaseinv.com.  The annual and semi-annual reports are available by contacting Chase Funds c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-888-861-7556 or at www.chaseinv.com.

MANAGEMENT

Investment Adviser

The Funds’ investment adviser is Chase Investment Counsel Corporation, located at 350 Old Ivy Way, Suite 100, Charlottesville, Virginia 22903.  The Adviser and a predecessor proprietorship have provided asset management services to individuals and institutional investors since 1957.  As of September 30, 2018, the Adviser managed approximately $311 million in assets.

The Adviser manages the Funds in accordance with their investment objectives and policies.  The Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities.  For the fiscal year ended September 30, 2018, the Adviser received management fees of 0.75% and 0.14% of the Growth Fund’s and Mid-Cap Fund’s average daily net assets, after any waivers, respectively.

A discussion regarding the basis of the Board’s approval of the Adviser’s investment advisory agreement is available in the Funds’ semi-annual report to shareholders for the fiscal period ended March 31, 2018.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers
Peter W. Tuz, CFA, CFP®, Robert C. Klintworth, CMT and Clay J. Sefter are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Funds with 21 years, 14 years and over 2 years of experience, respectively, managing the Funds.  Mr. Klintworth and Mr. Tuz serve as portfolio managers and Mr. Sefter serves as an analyst and assistant portfolio manager on the Growth Fund.  In addition, Mr. Tuz serves as an analyst for certain sectors in the Growth Fund.  Mr. Klintworth serves as lead portfolio manager as well as a primary analyst for the Mid-Cap Fund.

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Since the Growth Fund’s inception on December 2, 1997, the Adviser has served as the investment adviser to the Fund.  The Adviser has served as the investment adviser to the Mid-Cap Fund since the Fund’s reorganization on October 25, 2004.  The Adviser performed the same role for the Predecessor Mid-Cap Fund from September 1, 2002 to October 25, 2004.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them and their ownership of securities in the Funds.

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive a portion of its management fees and pay expenses of the Growth Fund and the Mid-Cap Fund to ensure that the Total Annual Fund Operating Expenses (excluding AFFE, leverage interest, taxes and extraordinary expenses) do not exceed 1.30% and 1.15% of the Growth Fund’s, and 1.33% and 1.18% of the Mid-Cap Fund’s, average daily net assets for Class N and Institutional Class, respectively, through at least January 27, 2020.  The term of each Fund’s operating expenses limitation agreement is indefinite and it can only be terminated by the Board.  The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board’s independent trustees who oversee the Funds.  Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and Fund expenses.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  This Prospectus offers Class N and Institutional Class shares of each of the Growth Fund and the Mid-Cap Fund.  The Growth Fund may offer two classes of shares – Class N and Institutional Class.  The Mid-Cap Fund may offer four classes of shares – Class A, Class C, Class N and Institutional Class.  Effective January 28, 2009, the then existing Class A of the Mid-Cap Fund was redesignated as Class N.  Class A Shares and Class C Shares are not currently offered for sale to the public.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	The Funds’ Class N shares are charged a 0.15% shareholder servicing plan fee and have no sales load; and
•
The Funds’ Institutional Class shares are not charged a shareholder servicing plan fee and are typically limited for investment by shareholders whose cumulative investment in a Fund is $1 million or more.  Financial intermediaries who invest in the Funds across multiple client accounts may utilize the Institutional Class shares if the aggregate investment equals or exceeds $1 million.  The $1 million minimum is waived for qualified retirement plans.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares
Fund shares are priced at NAV.  NAV is calculated by adding the value of all securities and other assets attributable to a Fund, then subtracting liabilities attributable to the Fund.  The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.

In calculating the NAV per share, each Fund’s securities are valued using current market prices, if available.  Securities for which current market values are not readily available are valued at fair value, as determined in good faith by the Trust’s Valuation Committee under procedures set by the Board.

The NAV per share is calculated after the close of trading on the New York Stock Exchange (“NYSE”) every day that the NYSE is open.  The NAV is not calculated on days that the NYSE is closed for trading.  The NYSE usually closes at 4:00 p.m., Eastern Time, on weekdays, except for holidays.  The NYSE is typically closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV per share calculated after receipt of your order in good form.

HOW TO INVEST

Opening a New Account
You may purchase shares of the Funds by check, by wire transfer through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate new account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1‑888‑861‑7556.  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

All purchase checks must be in U.S. dollars drawn on a domestic financial Institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.  The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Purchasing Shares by Mail
Please complete the new account application and mail it with your check, payable to Chase Growth Fund or Chase Mid-Cap Growth Fund, to the Transfer Agent at the following addresses. You may not send a purchase order or redemption request via overnight delivery to a United States Postal Service post office box.

Regular Mail [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Deliveries [Name of Fund] U.S. Bank Global Fund Services 615 East Michigan Street, 3 rd Floor Milwaukee, Wisconsin 53201-0701

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your new account application as part of the Trust’s Anti-Money Laundering Program. As requested on the new account application, you must provide your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  Mailing addresses containing only a P. O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-861-7556 if you need additional assistance when completing your new account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Wire
If you are making your first investment in the Funds, the Transfer Agent must have previously received a completed new account application before you can send in your wire purchase.  You can mail or overnight deliver your new account application to the Transfer Agent at the above address.  Upon receipt of your completed new account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.:  075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC: [Name of Fund]
Shareholder Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-861-7556.  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Purchasing Shares by Telephone
If your signed new account application has been received by the Funds and unless you declined telephone purchase privileges in your new account application, you may purchase additional shares by calling the Funds toll-free at 1-888-861-7556.  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  Your account must be open for 15 calendar days and you must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV per share next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been requested, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Purchasing through an Investment Broker
The Funds’ shares are offered through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (together, “Brokers”).  These Fund shares are also offered directly through the Funds’ distributor.  An order placed with a Broker is treated as if it was placed directly with the Transfer Agent, and will be executed at the next NAV per share calculated by the Funds.  Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when a Fund, a Broker’s or, if applicable, a Broker’s authorized designee accepts the order.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  A Broker who offers shares may require payment of fees from its individual clients.  If you invest through a Broker, the policies and fees may be different than those described in this Prospectus.  For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

In-Kind Purchases
The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  See the SAI for further information about the terms of these purchases.

The Funds’ Institutional Class is being offered to a limited category of investors, most notably those individuals whose cumulative investment in a Fund equals or exceeds $1 million or to financial intermediaries whose aggregate investment across client accounts equals or exceeds $1 million.

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Minimum Investment Amounts

	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1 million	$1,000

The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;
•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor;
•	existing clients of the Adviser, their employees and immediate family members of such employees; and
•	qualified retirement plans.

Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 calendar days after the Transfer Agent has received your request to add this option.

If you hold Class N shares of the Funds, you may make regular investments in amounts of $250 or more using the AIP.  If you hold Institutional Class shares of the Funds, you may make regular investments in amounts of $1,000 or more using the AIP.  You may arrange for your bank or financial institution to transfer a pre-authorized amount.  You may select this option by completing the “Automatic Investment Plan” section of the new account application and sending a voided check or savings deposit slip.

The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-888-861-7556, at least five calendar days prior to the date of the next scheduled AIP purchase.

Minimum Account Balance
If your total account balance for a Fund falls below $500 due to redemptions, the Fund may sell your shares of the Fund and send you the proceeds.  The Fund will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $500 within 30 days, the Fund may sell your shares and send you the proceeds.  A redemption fee will not be charged in this situation.  The Fund will not sell your shares if your account value declines as a result of market fluctuations.

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Selling Your Shares
You may sell your shares by mail, telephone or through a Broker.  As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Funds typically expect that they will take one to three days following the receipt of your redemption request to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Funds.  If any shares being sold are part of an investment that has been paid for by check or electronic funds transfer through the ACH network, the Funds may delay sending your redemption proceeds until your purchase amount clears, which can take up to 15 calendar days.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Funds reserve the right to redeem in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind are typically only used in unusual market conditions. The Funds have in place lines of credit that may be used to meet redemption requests during unusual market conditions.

No redemption request will be effective until all documents have been received in proper form by the Transfer Agent.  Shareholders should contact the Transfer Agent toll-free at 1-888-861-7556 for further information concerning documentation required for a redemption of Fund shares.

The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  The redemption fee is more fully described below under “Tools to Combat Frequent Transactions.” Although the Funds have the goal of applying this redemption fee to all redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.  Shares held in IRA account may be redeemed by telephone at 1-888-861-7556.  Investors will be asked whether or not to withhold taxes from any distribution.

Selling Your Shares by Mail
You may sell (redeem) your shares by sending a signed written request to the Funds.  You must give your account number and state the number of shares (or amount) you wish to sell.  If the account is in the name of more than one person, each shareholder must sign the written request.  Certain requests to redeem shares may require signature guarantees.  Send your written request to the Funds at:

Regular Mail [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Deliveries [Name of Fund] U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53201-0701

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Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

Selling Your Shares by Telephone
You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your new account application.  You may sell your shares by calling the Transfer Agent toll free at 1-888-861-7556.  Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your pre-determined bank account.  A $15 charge will be applied to each wire redemption.  Although there is no charge for an ACH payment, you may not receive credit to your bank account for two to three business days.  The minimum wire amount is $1,000.  Your bank or financial institution may charge a fee for receiving the wire from the Funds.  The Funds will take steps to confirm that a telephone redemption is authentic.  This may include recording the telephone instructions or requiring a form of personal identification before acting on those instructions.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions.  The Funds may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed.  You may request telephone redemption privileges after your account is opened.  A written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source.  The maximum redemption amount allowed by telephone is $50,000.  Amounts in excess of $50,000 must be in writing and must include a signature guarantee as described below.  The Adviser reserves the right to waive the maximum telephone redemption amount for certain accounts, such as omnibus or certain retirement plan accounts.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing to the address noted above.

Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you monthly, quarterly or annually.  Your account must have a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”).  The minimum withdrawal amount is $50.  If you elect this method of redemption, the Fund will send a check to your address of record or send the payment via electronic funds transfer through the ACH network directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-861-7556.  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five calendar days prior to the next withdrawal.

Redemption In-Kind
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

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Signature Guarantee
A signature guarantee, from either a Medallion program member or non-Medallion program member, must be included if any of the following situations apply:
•	You wish to redeem more than $50,000 worth of shares;
•	When redemption proceeds are sent or payable to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•	When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or signature validation program stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Chase Fund for shares of another Chase Fund in the Trust.  However, you should note the following:

•	Exchanges may only be made between like share classes;
•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	Before exchanging into another Chase Fund, read a description of the Fund in this Prospectus;
•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held subject to certain limitations on deductibility of losses;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee;
•	Redemption fees will not be assessed when an exchange occurs between the Funds; and
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•	The minimum exchange amount between existing accounts invested in the Chase Funds is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the Funds by telephone, in writing or through your financial intermediary.

Conversions
If consistent with your financial intermediary’s program, Class N shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be affected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.

Investors who hold Institutional Class shares of a Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Institutional Class shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of the Institutional Class shares.  Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

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The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;
•	minimum required distributions from retirement accounts;
•	redemptions resulting in the settlement of an estate due to the death of the shareholder;
•	shares acquired through reinvestment of distributions (dividends and capital gains); and
•	redemptions initiated through the systematic withdrawal plan.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the Adviser’s judgment does not represent the security’s fair value), or when, in the Adviser’s judgment, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on business judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is no current market value quotation.

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Shareholder Servicing Plan and Other Third-Party Payments
Each Fund has a shareholder servicing plan for its Class N shares.  Each Fund may pay authorized agents up to 0.15% of the average daily net assets of the Fund’s Class N shares attributable to its shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for sub-transfer agent, administrative, and other shareholder servicing services.

In addition to payments made by each Fund for shareholder servicing, the Adviser makes additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which include broker-dealers.  These Additional Payments are made in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.  These Additional Payments, which may be significant, are paid by the Adviser out of its revenues, which generally come directly or indirectly from fees paid by both Funds.

In return for these Additional Payments, the Adviser may receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages may include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or the ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Funds under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisors and distributors, as well as how your financial consultant is compensated.

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The Additional Payments are typically based on a percentage of assets under management and are ongoing.  The Additional Payments differ among selling and shareholder servicing agents.  Additional payments to a selling agent that is compensated based on its customers’ assets typically range between 0.01% and 0.25% in a given year of assets invested in the Funds by the selling agent’s customers.

More information on the Financial Industry Regulatory Authority, Inc. member firms that have received the Additional Payments described in this section is available in the SAI, which is on file with the SEC and is also available on the Adviser’s website at www.chaseinv.com.

SHAREHOLDER COMMUNICATIONS

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

General
The Funds reserve the right in their sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the Funds’ best interest.  An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-888-861-7556 at least annually to ensure your account remains in active status.

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If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

For further information, please review the SAI or call the Funds at 1-888-861-7556.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions
Dividends from net investment income, if any, are normally declared and paid by the Funds in December.  Capital gain distributions, if any, are also normally made in December, but the Funds may make an additional payment of dividends or distributions if they deem it desirable at any other time during the year.  Distributions will automatically be reinvested in additional shares unless you elect to have the distributions paid to you in cash.  Distributions are generally taxable to you whether reinvested or paid in cash.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions.  Reinvested distributions will be purchased at NAV per share.  You may change your distribution option in writing or by calling the Funds at 1-888-861-7556.  Any change should be submitted 5 days prior to the next distribution.  If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.  Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes.  This is known as “buying a dividend.”  To avoid buying a dividend, check the Funds’ distribution schedules before you invest.

Taxes
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, a Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

In general, Fund distributions are taxable to you as either ordinary income or capital gains.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Any capital gain dividends a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.  Other distributions (including distributions attributable to short-term capital gains of the Funds) will generally be taxable to you as ordinary income or as qualified dividend income depending on the source of such income to the Fund and provided that certain holding period requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of each Fund.  Some of your distributions may not be eligible for this preferential tax rate.  A surtax on net investment income at the rate of 3.8% may apply to shareholders with adjusted gross incomes over $200,000 for a single filer and $250,000 for married joint filers.  Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.  Although distributions are generally taxable when received, distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if they were paid in December.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.  When you sell shares of the Funds, you may have a capital gain or loss.  The Code limits the deductibility of capital losses in certain circumstances.  For tax purposes, an exchange of your shares of one Fund for shares of the other Fund is the same as a sale.  The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

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For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations.  For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Funds to the extent that the Funds invest in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year.  You will be informed annually of the amount and nature of a Fund’s distributions.  Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.  An exception applies for distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) which will not be currently taxable if the assets in the tax-deferred account were not acquired with borrowed funds.  Non-U.S. investors may be subject to U.S. withholding and estate tax.  By law, the Funds must withhold as backup withholding a portion of your taxable distribution and proceeds, under section 3406 of the Code if you do not provide your correct taxpayer identification number (“TIN”) or certify that your TIN is correct, or if the Internal Revenue Service has notified you that you are subject to backup withholding and instructs the Funds to do so.

You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Funds.  Tax consequences are not the primary consideration of the Funds when making their investment decisions.  Additional information concerning the taxation of each Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The Russell 1000® Growth Index is a market capitalization-weighted index that contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Lipper Large Cap Growth Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.  The stocks are also members of the Russell 1000® Growth Index.

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The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
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FINANCIAL HIGHLIGHTS

Growth Fund

The financial highlights table is intended to help you understand the Growth Fund's financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2018, which is available upon request.

For a share outstanding throughout each year – Class N

	Year Ended September 30,
Growth Fund	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.67	$12.63	$12.74	$14.76	$15.77

Income from investment operations:
Net investment loss(1)	(0.05)	(0.03)	(0.01)	(0.03)	(0.07)
Net realized and unrealized
gain on investments and written options	2.57	2.12	1.16	0.52	3.00
Total from investment operations	2.52	2.09	1.15	0.49	2.93

Less distributions:
From net realized gain on investments	(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Total distributions	(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Paid-in capital from redemption fees(1)(2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$14.66	$13.67	$12.63	$12.74	$14.76

Total return	20.10%	18.02%	9.15%	3.70%	21.66%

Ratios/supplemental data:
Net assets, end of year (thousands)	$40,480	$43,936	$47,601	$58,061	$70,734
Ratio of expenses to average net assets	1.19%	1.26%	1.27%	1.29%	1.33%
Ratio of net investment loss to average
net assets	(0.39)%	(0.23)%	(0.07)%	(0.22%)	(0.46%)
Portfolio turnover rate	62.10%	82.53%	45.80%	40.05%	78.37%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

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For a share outstanding throughout each year – Institutional Class

	Year Ended September 30,
Growth Fund	2018	2017	2016	2015	2014

Net asset value, beginning of year	$14.18	$13.05	$13.10	$15.06	$15.99

Income from investment operations:
Net investment income/(loss)(1)	(0.04)	(0.01)	0.02	0.00(2)	(0.03)
Net realized and unrealized gain on investments and written options	2.68	2.19	1.19	0.55	3.04
Total from investment operations	2.64	2.18	1.21	0.55	3.01

Less distributions:
From net realized gain on investments	(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Total distributions	(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Paid-in capital from redemption fees	---	---	0.00(1)(2)	---	0.00(1)(2)

Net asset value, end of year	$15.29	$14.18	$13.05	$13.10	$15.06

Total return	20.24%	18.14%	9.38%	4.07%	21.90%

Ratios/supplemental data:
Net assets, end of year (thousands)	$38,911	$34,204	$33,030	$30,886	$27,359
Ratio of expenses to average net assets	1.10%	1.11%	1.07%	1.04%	1.08%
Ratio of net investment income/(loss) to average net assets	(0.30%)	(0.09%)	0.13%	0.03%	(0.21%)
Portfolio turnover rate	62.10%	82.53%	45.80%	40.05%	78.37%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

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Mid-Cap Fund

The financial highlights table is intended to help you understand the Mid-Cap Fund's financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2018, which is available upon request.

For a share outstanding throughout each year – Class N

	Year Ended September 30,
Mid-Cap Fund	2018	2017	2016	2015	2014

Net asset value, beginning of year	$40.64	$41.54	$41.19	$45.62	$46.52
Income from investment operations:
Net investment loss(1)	(0.23)	(0.06)	(0.16)	(0.26)	(0.36)
Net realized and unrealized gain on investments	7.22	5.59	4.11	1.01	4.27

Total from investment operations	6.99	5.53	3.95	0.75	3.91

Less distributions:
From net realized gain on investments	(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Total distributions	(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Paid-in capital from redemption fees	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.01(1)

Net asset value, end of year	$42.34	$40.64	$41.54	$41.19	$45.62

Total return	18.56%	15.03%	9.80%	1.89%	8.53%

Ratios/supplemental data:
Net assets, end of year (thousands)	$13,373	$12,766	$14,677	$19,035	$28,971

Ratio of expenses to average net assets:
Before fee waiver	1.93%	1.91%	1.88%	1.76%	1.69%
After fee waiver	1.32%	1.33%	1.38%(4)	1.43%	1.43%
Ratio of net investment loss to average net assets:
Before fee waiver	(1.18%)	(0.74%)	(0.91%)	(0.91%)	(1.03%)
After fee waiver	(0.57%)	(0.16%)	(0.41%)	(0.58%)	(0.77%)
Portfolio turnover rate	87.21%	148.07%	89.68%	50.61%	110.93%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Effective June 30, 2013, the Adviser contractually agreed to lower the net annual operating expense cap to 1.43%.
(4)	Effective April 1, 2016, the Adviser contractually agreed to lower the net annual operating expense cap to 1.33%.
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For a share outstanding throughout each year – Institutional Class

	Year Ended September 30,
Mid-Cap Fund	2018	2017	2016	2015	2014

Net asset value, beginning of year	$41.32	$42.08	$41.61	$45.92	$46.70

Income from investment operations:
Net investment loss(1)	(0.18)	(0.02)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain on investments	7.36	5.69	4.16	1.01	4.28
Total from investment operations	7.18	5.67	4.07	0.87	4.04
Less distributions:
From net realized gain on investments	(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Total distributions	(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Net asset value, end of year	$43.21	$41.32	$42.08	$41.61	$45.92

Total return	18.73%	15.19%	10.01%	2.17%	8.78%

Ratios/supplemental data:
Net assets, end of year (thousands)	$10,137	$11,493	$8,861	$8,304	$6,121
Ratio of expenses to average net assets:
Before fee waiver	1.79%	1.76%	1.69%	1.52%	1.44%
After fee waiver	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment loss to average net assets:
Before fee waiver	(1.05%)	(0.63%)	(0.72%)	(0.65%)	(0.78%)
After fee waiver	(0.44%)	(0.05%)	(0.21%)	(0.31%)	(0.52%)
Portfolio turnover rate	87.21%	148.07%	89.68%	50.61%	110.93%

(1)	Based on average shares outstanding.

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Adviser
Chase Investment Counsel Corporation
350 Old Ivy Way, Suite 100
Charlottesville, Virginia 22903

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16 th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

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34

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

Chase Growth Fund
~
Chase Mid-Cap Growth Fund
Each a Series of Advisors Series Trust

FOR MORE INFORMATION

For more information please log on to the Funds’ website at www.chaseinv.com.

The Statement of Additional Information (SAI), incorporated by reference in this Prospectus, includes additional information about the Funds.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders (“Shareholder Reports”).  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request your free copy of the SAI or Shareholder Reports, or to request other information, please call toll-free at 1‑888‑861‑7556, email at sales@chaseinv.com or write to the Funds:

Chase Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Copies of the SAI and Shareholder Reports can be obtained on the Funds’ website at www.chaseinv.com.

Reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov, or
●	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(The Trust’s SEC File Number is 811-07959.)

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CHASE GROWTH FUND
~
CHASE MID-CAP GROWTH FUND

Prospectus
January 28, 2019

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STATEMENT OF ADDITIONAL INFORMATION

January 28, 2019

CHASE GROWTH FUND

Class N	CHASX
Institutional Class	CHAIX

CHASE MID-CAP GROWTH FUND

Class N	CHAMX
Institutional Class	CHIMX

Each a Series of

ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
1‑888‑861‑7556

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current combined Prospectus dated January 28, 2019, as may be revised, of the Chase Growth Fund (the “Growth Fund”) and the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (each a “Fund” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  A copy of the Prospectus may be obtained on the Funds’ website at www.chaseinv.com, or by contacting the Funds at the above address or telephone number.

The Funds’ audited financial statements and notes thereto for the fiscal year ended September 30, 2018, are contained in the Funds’ annual report and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.chaseinv.com.

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THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Chase Growth Fund commenced operations on December 2, 1997.  The Newby Fund, a series of World Funds, Inc., commenced operations on January 1, 2001.  Chase Investment Counsel Corporation (the “Adviser”) became the investment adviser to the Newby Fund on September 1, 2002.  On September 5, 2002, the Newby Fund changed its name to the Chase Mid-Cap Growth Fund (the “Predecessor Fund”). On October 22, 2004, the Predecessor Fund reorganized into the Mid-Cap Fund, a series of the Trust.  Before the reorganization the Mid-Cap Fund had no assets or liabilities.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f‑3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of each class of the Funds.  Currently, the Growth Fund is authorized to issue two classes of shares:  Class N and Institutional Class and the Mid-Cap Fund is authorized to issue four classes of shares: Class A, sold with a maximum front-end sales charge of 5.75%, Class C, sold with a contingent deferred sales charge of 2.00% if shares are redeemed within two years of purchase and a Rule 12b-1 fee of 0.75%, Class N, which, along with Class A and Class C, are subject to a 0.15% shareholder servicing plan fee, and Institutional Class. Class A and Class C are not currently offered for sale.

On January 28, 2012, the Growth Fund re-designated its Substantial Investor Class shares as Institutional Class shares.

INVESTMENT POLICIES

The discussion below supplements information contained in the Prospectus relating to investment policies of the Funds.

Diversification

The Funds are “diversified” funds under applicable federal securities laws.  This means that, as to 75% of each Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as “diversified” funds.
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Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in the Funds’ expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.  Common stocks, preferred stocks, convertible securities, warrants and Depositary Receipts (“DRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
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Common Stock – A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock – Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  Preferred stock generally does not carry voting rights.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants – Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching  a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Securities.  The Funds may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States.  The Funds’ investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Non-U.S. companies are not generally subject to the same accounting, auditing and financial reporting standards as domestic companies.  Therefore, there may be less information available about a foreign company than there is about a domestic company.  Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign securities often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk.  In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers.  These factors make foreign investment more expensive for U.S. investors.  Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.
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Depositary Receipts – DRs include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  In addition to the risk of foreign investments applicable to the underlying securities, unsponsored DRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Brexit.  At a referendum in June 2016, the citizens of the United Kingdom (the UK) voted to leave the European Union (“EU”), thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally invoked Article 50 of the Treaty of Lisbon to begin the process under which the UK shall withdraw from the EU in due course. Upon invoking Article 50, the UK triggered a two-year period for negotiation of the terms of the withdrawal from the EU. However, there remains a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal from the EU and new trade agreements will be conducted, as well as the potential consequences and precise timeframe for Brexit. During the negotiating period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of your investment in a Fund.

The UK has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the UK. The City of London’s economy is dominated by financial services, some of which may have to move outside of the UK post-referendum (e.g., currency trading, international settlement). Under the terms of Brexit, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, Brexit creates the potential for decreased trade, the possibility of capital outflows from the UK, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of Brexit, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU and other countries. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The impact of Brexit in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. Any attempt by a Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.

Investment Companies.  The Funds may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of their investment objectives, subject to the limitations set forth in the 1940 Act.  This may include investment in money market mutual funds or ETFs in connection with the Funds’ management of daily cash positions and for temporary defensive purposes.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and 12d1-3, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of the Fund: and (ii) a Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund (e.g., 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Funds, whether or not for temporary defensive purposes, provided that the Funds do not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds – ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of management fees and other expenses since the Funds will be investing in another investment company.  In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund invests will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Illiquid and Restricted Securities.  As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid.  The Adviser will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

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There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) and 4(2) Paper will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Real Estate Investment Trusts (“REITs”).  The Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).  The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.
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Debt Securities.  Each Fund may invest in investment grade debt securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by Standard & Poor’s (“S&P”) Ratings Services at the time of purchase or, unrated securities which the Adviser believes to be of comparable quality.  The Funds do not currently intend to invest more than 5% of their total assets in securities that are below investment grade (“junk bonds”) or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.

Debt securities consist of bonds, notes, U.S. government and U.S. government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Funds’ investment objectives.

The market values of debt securities are influenced primarily by credit risk and interest rate risk.  Credit risk is the risk that the issuer of the security will not maintain the financial strength needed to pay principal and interest on its debt securities.  Generally, the market values of fixed-rate debt securities vary inversely with the changes in prevailing interest rates.  When interest rates rise, the market values of such securities tend to decline and vice versa.  Although under normal market conditions longer term securities yield more than short-term securities of similar quality, longer term securities are subject to greater price fluctuations.

U.S. Government Securities.  Each Fund may invest in U.S. Government Securities.  The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities (a government agency organized under federal charter with government supervision) which have been established or sponsored by the U.S. Government.  U.S. Treasury securities are backed by the full faith and credit of the United States.  Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  If the securities are not backed by the full faith and credit of the United States, the investor must look principally to the government agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the government agency or instrumentality does not meet its commitment.

Small Companies.  The Funds may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing exclusively in larger company stocks.

Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

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Medium-Sized Companies.  The Funds may invest in medium-sized companies ($1 billion – $20 billion), which may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of medium-sized companies have been more volatile than stocks of larger companies and may be considered more speculative than investments in larger companies.  Thus, securities of medium-sized companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing exclusively in larger company stocks, particularly with respect to the Mid-Cap Fund.

Repurchase Agreements.  As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements that are collateralized by U.S. Government securities.  The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more.  Such commitments involve investment risks similar to those of the debt securities in which a Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller’s agreement to repurchase that security at a specified time and price.  A repurchase agreement is subject to the risk that the seller may fail to repurchase the security.  A purchase of securities under a repurchase agreement is considered to be a loan by the Funds.

The Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement.  If the seller becomes insolvent, the Funds’ right to dispose of the securities held as collateral may be impaired and the Funds may incur extra costs.  Repurchase agreements for periods in excess of seven days may be deemed illiquid.

Borrowing.  Each Fund is authorized to borrow money.  Under the 1940 Act, each Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and may to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if a Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Leveraging.  Each Fund may borrow money to increase its holdings of portfolio securities.  This is known as “leveraging.”  Since a Fund must maintain asset coverage of 300% on borrowed monies, the Fund could be required to sell investments at an inopportune time to satisfy this requirement.  Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by a Fund.  The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed monies.

Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments.  If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the NAV of a Fund will decrease faster than if the Fund had not used leverage.  To repay borrowing, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.
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Interest on borrowings is an expense the Funds would not otherwise incur.  The Adviser does not currently intend to engage in leveraging and will not engage in leveraging until proper notification is presented in the Prospectus.

Options on Securities.  There are risks involved with selling securities short.  A Fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions.  Covered call options written by a Fund gives the holder the right to buy the underlying securities from the Fund at a stated exercise price.  A call option written by a Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.  A Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.  A Fund’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Fund has not entered into a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the option.  Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Fund’s ability to close out options it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies.  With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since a Fund will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be covered by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

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A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, a Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.

If the price of the underlying security falls below the exercise price, a Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Fund’s ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the writer’s position will be cancelled by the clearing corporation.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit a Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments.  If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Over-the-Counter (“OTC”) Options.  A Fund may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.

However, OTC options differ from exchange-traded options in certain material respects.  OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.
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A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.

Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The SEC staff has generally taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.  Each Fund will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

Futures Contracts.  Even though the Funds have no current intention to invest in futures contracts, the Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of their portfolios against changes in market conditions.  The Funds will amend their Prospectus before engaging in such transactions.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”

Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  Each Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts do not exceed 5% of a Fund’s net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although a Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period.  Each Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss.
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Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund’s portfolio securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s portfolio.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodities Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

When-Issued Securities, Forward Commitments and Delayed Settlements.  Each Fund may purchase securities on a “when‑issued,” forward commitment or delayed settlement basis.  In this event, the Funds’ custodian will segregate liquid assets equal to the amount of the commitment.  In such a case, a Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of a Fund’s commitment.  It may be expected that each Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.  Because each Fund will segregate assets to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Adviser to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when‑issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

Each Fund will purchase securities on a when‑issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases a Fund may realize a taxable capital gain or loss.  When a Fund engages in when‑issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain an advantageous price.

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The market value of the securities underlying a when‑issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short-Term Investments.  The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits – The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar‑denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest‑bearing time or other interest‑bearing deposits in commercial or savings banks.  Time deposits are non‑negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations – The Funds may invest in certificates of deposit (interest‑bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper and Short-Term Notes and Other Corporate Obligations – A Fund may invest a portion of its assets in commercial paper and short‑term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short‑term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short‑term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime‑1” or “Prime‑2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer‑term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations – The Funds may make short‑term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export‑Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.
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Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export‑Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government‑sponsored instrumentalities if it is not obligated to do so by law.

In September 2008, the Federal Housing Finance Agency (“FHFA”) was appointed by the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Other Investments.

The Trustees may, in the future, authorize the Funds to invest in securities other than those listed in this SAI and in the Prospectus, provided such investments would be consistent with the Funds’ investment objectives and that such investments would not violate the Funds’ fundamental investment policies or restrictions.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers.   Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause a Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions.  The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the respective Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
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Growth Fund
As a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one‑third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales.

2.	Purchase securities on margin, except such short‑term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities.
3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).
5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.	Purchase or sell commodities or commodity futures contracts.
7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).
8.	Make investments for the purpose of exercising control or management.

Mid-Cap Fund
As a matter of fundamental policy, the Mid-Cap Fund may not:

1.	Invest in companies for the purpose of exercising management or control;
2.	Invest in securities of other investment companies except by purchase in the open market involving only customary broker’s commissions, or as part of a merger, consolidation, or acquisition of assets;
3.	Purchase or sell commodities or commodity contracts;
4.	Invest in interests in oil, gas, or other mineral exploration or development programs;
5.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

6.
Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the “1933 Act”), or any foreign law restricting distribution of securities in a country of a foreign issuer subject to illiquid securities policies;

7.	Participate on a joint or a joint and several basis in any securities trading account;
8.	Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

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9.
Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and

10.	Make loans, except that the Fund may lend securities, and enter into repurchase agreements secured by U.S. Government Securities.
As to both Funds, investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

(i)
Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

(ii)
Technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

(iii)	Utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI (which are considered non-fundamental and may be changed by the Trustees without shareholder approval), the Funds will also be subject to the following non-fundamental investment restrictions.

Growth Fund
As a matter of non-fundamental policy, the Growth Fund may not:
1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law.

2.
Hold more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

3.	Make loans of securities.

Mid-Cap Fund
As a matter of non-fundamental policy, the Mid-Cap Fund may not:

1.	Hold more than 15% of its net assets in illiquid securities;
2.	Engage in arbitrage transactions;
3.
Invest less than 80% of its net assets in the equity securities of companies that have a mid-size capitalization.  This policy of investing in mid-cap securities may only be changed upon 60 days’ prior notice to shareholders; or

4.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

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MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined herein).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).
David G. Mertens (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Retired; formerly Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
George J. Rebhan (age 84) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
Joe D. Redwine (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	2
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust,
(an open-end investment company with 16 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

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Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Jeffrey T. Rauman (age 50) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (February 1996 to present.)
Cheryl L. King (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Richard R. Conner (age 36) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (July 2010 to present).
Michael L. Ceccato (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).
Emily R. Enslow, Esq. (age 32) 615 E. Michigan Street Milwaukee, WI 53202	Vice President and Secretary	Indefinite term; since December 2017.	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present).
(*)     Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she    dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.
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(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2018, the Trust is comprised of 41 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Compensation.  Effective January 1, 2019, the Independent Trustees each receive an annual retainer of $92,000 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2019, the annual retainer was $90,000.  The Trust Chair, chair of the Audit Committee, chair of the Governance Committee and chair of the Nominating Committee, each receive a separate annual fee of $10,000, $5,000, $3,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended September 30, 2018.

	Aggregate Compensation from the Growth Fund(1)	Aggregate Compensation from the Mid- Cap Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
Gail S. Duree	$2,817	$2,693	None	None	$5,510
David G. Mertens	$2,755	$2,634	None	None	$5,389
George J. Rebhan	$2,933	$2,803	None	None	$5,736
Raymond B. Woolson	$2,755	$2,634	None	None	$5,389
Joe D. Redwine(3)	$676	$649	None	None	$1,325
(1)	For the fiscal year ended September 30, 2018.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended September 30, 2018, aggregate Independent Trustees’ fees for the Trust were $518,000.

(3)	Mr. Redwine began to receive compensation as an Independent Trustee on July 1, 2018.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.
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The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. However, prior to January 1, 2018, Mr. Redwine was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, the principal underwriter to the series of the Trust.  Therefore, until the Board has determined otherwise, for all items which require the vote of a majority of the Independent Trustees under the 1940 Act, the vote of at least three of the following Trustees is required: Ms. Duree, Mr. Mertens, Mr. Rebhan, and/or Mr. Woolson (the “Supermajority Trustees”). Both the Audit Committee and QLCC are comprised entirely of the Supermajority Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

David G. Mertens.  Mr. Mertens has over 30 years of financial industry experience, including serving as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017.  Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, a full-service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment Advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products.  Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
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Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Supermajority Trustees.  Ms. Duree is the chairperson of the Audit Committee.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  During the fiscal year ended September 30, 2018, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as necessary.  During the fiscal year ended September 30, 2018, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and evaluating candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  Mr. Mertens is the Chairman of the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the fiscal year ended September 30, 2018, the Nominating Committee did not meet with respect to the Funds.
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The Governance Committee is comprised of all of the Independent Trustees. Mr. Woolson is the Chairman of the Governance Committee. The Governance Committee meets regularly with respect to the various series of the Trust. The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Governance Committee was created in September 2017. The Governance Committee met once during the Funds’ fiscal year ended September 30, 2018.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
No Trustees owned shares of the Funds as of the calendar year ended December 31, 2018. As of December 31, 2018, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of December 31, 2018, the following shareholders were considered to be either a control person or principal shareholder of the following Funds:

Growth Fund, Class N

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Acct FBO Its Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	28.29%	Record

National Financial Services, LLC Exclusive FBO Its Customers Attn: Mutual Funds Department	N/A	N/A	20.48%	Record

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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
499 Washington Blvd, 5th Floor Jersey City, NJ 07310-2010
TD Ameritrade Inc. for the Exclusive Benefit of Our Clients P.O. Box 226 Omaha, NE 68103-226	N/A	N/A	6.32%	Record

Growth Fund, Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Acct. FBO Its Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	14.14%	Record

Derwood S. Chase Jr. Grand Trust Derwood S Chase Jr. Tr. 350 Old Ivy Way, Suite 100 Charlottesville, VA 22903	N/A	N/A	12.28%	Beneficial

Derwood S. Chase Jr. & Stuart Chase Johanna B. Chase Tr. Chase Foundation of Virginia UTA 350 Old Ivy Way, Suite 100 Charlottesville, VA 22903	N/A	N/A	10.59%	Beneficial

CAPINCO c/o US Bank NA 1555 N. Rivercenter Dr., Ste. 302 Milwaukee, WI 53212-3958	N/A	N/A	9.01%	Record

Mid-Cap Fund, Class N

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC Exclusive FBO Its Customers 499 Washington Blvd 5th Floor Jersey City, NJ 07310-2010	Fidelity Management & Research Co.	DE	41.82%	Record

Charles Schwab & Co., Inc. Special Custody Acct. FBO its Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	19.24%	Record

TD Ameritrade Inc. for the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	7.51%	Record

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Mid-Cap Fund, Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
CAPINCO c/o US Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787	N/A	N/A	22.04%	Record

Charles Schwab & Co., Inc. Special Custody A/C FBO its Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	21.05%	Record

Pam Jessup 350 Old Ivy Way, Suite 100 Charlottesville, VA 22903	N/A	N/A	8.29%	Beneficial

c/o BMO Harris Bank NA Attn MF Maril & Co FBO 74 480 Pilgrim Way, Suite 1000 Green Bay, WI 54304-5280	N/A	N/A	7.63%	Record

Management Ownership Information. As of December 31, 2018, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of either Fund.

THE FUNDS’ INVESTMENT ADVISER

Chase Investment Counsel Corporation, 350 Old Ivy Way, Suite 100, Charlottesville, Virginia 22903, acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Mr. Derwood S. Chase, Jr. owns 15.11% of the total shares and 87.88% of the voting shares of the Adviser and is therefore a control person of the Adviser. Subject to such policies as the Board may determine, the Adviser is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds’ assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement1.

1 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.
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Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board of the Trust, or by the Adviser on not more than 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment management fee of 0.75% of each Fund’s average daily net assets computed daily and paid monthly. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month‑to‑month basis.

In addition to the fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes and extraordinary expenses) in order to limit the Funds’ total annual fund operating expenses to the limits set forth in the Prospectus. The term of each Fund’s operating expense limitation agreement is at least through January 27, 2020, and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses. This recoupment may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the recoupment) does not exceed the Expense Caps. The amount of any such waiver to be borne by the Adviser shall be deducted from the monthly management fee otherwise payable with respect to the Fund during such period; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding period.

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Effective April 1, 2016, the Adviser agreed to limit the aggregate expenses of the Growth Fund to 1.30% and 1.15% of the average daily net assets of Class N and Institutional Class shares, respectively. Prior to April 1, 2016, the expense limitation was 1.40% and 1.15% of the average daily net assets of Class N and Institutional Class, respectively. For the periods indicated, the Growth Fund paid the following management fees to the Adviser:

Growth Fund

Fiscal Year Ended September 30,	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2018	$588,175	$0	$0	$588,175
2017	$570,725	$0	$0	$570,725
2016	$639,868	$0	$0	$639,868

Effective April 1, 2016, the Adviser agreed to limit the aggregate expenses of the Mid-Cap Fund to 1.33% and 1.18% of the average daily net assets of Class N and Institutional Class shares, respectively. Prior to April 1, 2016, the expense limitation was 1.43% and 1.18% of the average daily net assets of Class N and Institutional Class, respectively. As a result, for the periods indicated, the Mid-Cap Fund paid the following management fees to the Adviser:

Mid-Cap Fund

Fiscal Year Ended September 30,	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2018	$174,254	$142,183	$0	$32,071
2017	$178,600	$137,420	$0	$41,180
2016	$188,834	$127,120	$0	$61,714

Portfolio Managers

Peter W. Tuz, CFA, CFP®, Robert C. Klintworth, CMT and Clay J. Sefter are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Funds with 21 years, 14 years and over 2 years of experience, respectively, managing the Funds. Mr. Klintworth and Mr. Tuz serve as portfolio managers and Mr. Sefter serves as an analyst and assistant portfolio manager on the Growth Fund. In addition, Mr. Tuz serves as analyst for certain sectors in the Growth Fund. Mr. Klintworth serves as lead portfolio manager as well as primary analyst for the Mid-Cap Fund. The following table shows the number of other accounts (not including the Funds) managed by Mr. Klintworth, Mr. Sefter and Mr. Tuz and the total assets in the accounts managed within various categories as of September 30, 2018.

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	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Robert C. Klintworth	0	$0	0	$0	75	$208,000,000
Clay J. Sefter	0	$0	0	$0	75	$208,000,000
Peter W. Tuz	0	$0	0	$0	75	$208,000,000

The portfolio managers do not manage any accounts that pay performance-based management fees.

Material Conflict of Interest. The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. Whenever possible, the Adviser will combine orders for the purchase and sale of securities on behalf of the Funds and other accounts for which it has full trading discretion. The Adviser can generally improve the price, transaction costs, and other aspects of trade execution when orders in the same security are aggregated for multiple clients. The Adviser will ensure fair and equitable treatment of each of its clients when aggregating and allocating client trades.

The Adviser has offered separately managed large and mid-cap growth accounts for institutions such as pension funds, foundations, Taft-Hartley organizations, endowments and individuals for more than ten years. Because the Funds are managed using the same strategy and philosophy as the separately managed accounts with similar objectives, there are no conflicts between the management of the Funds and the separate accounts. In addition, Chase’s brokerage and trading policies ensure that no material conflicts arise between transactions involving the Funds and those involving separately managed accounts.

Compensation. The portfolio managers receive a fixed base salary and are entitled to participate in the company-sponsored retirement plan commensurate with the other employees of the firm. The firm matches a portion of the employees’ contributions to the plan. No portion of the fixed base salary of the portfolio managers is tied to the management or the performance of the Funds or to the performance of the Adviser’s separately managed accounts. Messrs. Klintworth and Tuz are equity owners of the Adviser and as such do not receive a salary bonus. As the firm is a subchapter S corporation, all net earnings are distributed to the firm’s equity owners.

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Securities Owned in the Funds by Portfolio Managers. As of September 30, 2018, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Growth Fund	Dollar Range of Equity Securities in the Mid-Cap Fund
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert C. Klintworth	$1-$10,000	$1-$10,000
Clay J. Sefter	None	None
Peter W. Tuz	$100,001-$500,000	$50,001-$100,000

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, provides certain administration services and arranges for the sale of the Funds’ shares through third parties. The Distributor, Administrator, Transfer Agent and Custodian are affiliated entities under the common control of U.S. Bancorp.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees2. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Shareholder Servicing Plan – Each Fund has adopted a shareholder servicing plan on behalf of its Class N shares. Under the shareholder servicing plan, the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

2 Until the Board has detetmined otherwise, the vote of at least three of the Supermajority Trustees is required.

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The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for sub-transfer agent, administrative, and other shareholder servicing services.

For the fiscal years indicated below, the Funds incurred shareholder servicing fees under the shareholder servicing plan in the following amounts:

	For the Fiscal Year Ended September 30, 2018	For the Fiscal Year Ended September 30, 2017	For the Fiscal Year Ended September 30, 2016*
Growth Fund
Class N	$37,892	$64,556	$107,846
Mid-Cap Fund
Class N	$18,261	$20,457	$34,353
* Effective April 1, 2016, each Fund’s shareholder servicing plan fee was reduced from 0.25% to 0.15%.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Compensation to Dealers and Shareholder Servicing Agents – Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the fiscal year ended September 30, 2018 (“Additional Payments”). (Such payments are in addition to any amounts paid to such FINRA firms in the form of fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectus under the title, “Shareholder Servicing Plan and Other Third-Party Payments”). Any additions, modification, or deletions to the member firms identified in this list that have occurred since September 30, 2018, are not reflected:
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FINRA MEMBER FIRMS

●	Charles Schwab & Co., Inc.
●	Fidelity Investments Institutional Services Company, Inc.
●	First Clearing (Wells Fargo)
●	Pershing LLC
●	Merrill Lynch, Pierce, Fenner & Smith Incorporated
●	MidAtlantic Capital Corporation
●	MSCS Financial Services LLC
●	Raymond James & Associates, Inc.
●	RBC Capital Markets
●	TD Ameritrade
●	U.S. Bank
●	Vanguard Brokerage Services

THE FUNDS’ SERVICE PROVIDERS

Fund Administrator

The Trust has entered into an Administration Agreement (the “Administration Agreement”), with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”). The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Funds and approved by the Board annually.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

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For the periods indicated, the Funds paid to Fund Services the following administration fees:

Administration Fees Paid to Fund Services

	Fiscal Year Ended September 30,
	2018	2017	2016
Growth Fund	$91,606	$90,507	$88,274
Mid-Cap Fund	$91,889	$90,585	$88,859

Custodian and Transfer Agent

U.S. Bank National Association, located at Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Funds. Under the Custody Agreement, the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian, Distributor, Transfer Agent, and Administrator are affiliated entities under the common control of U.S. Bancorp. Fund Services acts as the Funds’ accountant and transfer and dividend disbursing agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Schiff Hardin LLP (“Schiff Hardin”), 666 Fifth Avenue, Suite 1700, New York, New York 10103 is counsel to the Funds and provides counsel on legal matters relating to the Funds. Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

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While it is the Adviser’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. Brokerage and research services include, but are not limited to, publications, analysis, and reports concerning issuers, industries, securities, economic factors and trends. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds. The Board will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not place securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

Brokerage Commissions for Growth Fund

Fiscal Year Ended September 30,
2018	2017	2016
$36,241	$56,688	$34,862

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The table below indicates the portion of the Growth Fund’s aggregate brokerage for the fiscal year ended September 30, 2018 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research, statistical and other services.

Fiscal Year Ended September 30, 2018
Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
$107,376,358	$36,241

Brokerage Commissions for Mid-Cap Fund

Fiscal Year Ended September 30,
2018	2017	2016
$21,408	$43,610	$33,355

The table below indicates the portion of the Mid-Cap Fund’s aggregate brokerage for the fiscal year ended September 30, 2018 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research, statistical and other services.

Fiscal Year Ended September 30, 2018
Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
$41,616,776	$21,408

The Funds did not acquire securities of their regular brokers or dealers during the Funds’ fiscal year ended September 30, 2018.

PORTFOLIO TURNOVER

The average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Funds’ portfolios whenever necessary, in the Adviser’s opinion, to meet the Funds’ objectives. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The following table provides the portfolio turnover rate for the past two fiscal years.

	Fiscal Year Ended September 30,
	2018	2017
Growth Fund*	62.10%	82.53%
Mid-Cap Fund*	87.21%	148.07%
* As a bottom-up stock picker, portfolio decisions are driven by the results of the Adviser’s investment process. Depending on trends and conditions in the stock market, adherence to this investment process may result in more or less turnover from year-to-year.

Turnover may fluctuate from year to year depending on the external market environment and volatility, the stocks violating the Adviser’s sell criteria, and the relative attractiveness of replacement candidates.
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PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

A complete listing of the Funds’ portfolio holdings are made available to the public at the end of each calendar quarter with a lag of up to seven business days.  These holdings are posted quarterly to www.chaseinv.com.  From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to Fund Services and the Trust’s Board of Trustees, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; Capital-Bridge; and FactSet Research Systems Inc., all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; or

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Schiff Hardin and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

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Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering approving any amendment to these Policies.  The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion .

Neither the Adviser, nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ web site may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement.

There can be no assurance that the Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.chaseinv.com for additional information about the Funds, including without limitation, the periodic disclosure of its portfolio holdings.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).  The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.

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Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including DRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Security Dealers Automated Quotation (“Nasdaq”) National Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the Nasdaq Global Market shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued using composite pricing via National Best Bid and Offer quotes.  Composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for an option on a given business day, the Funds use mean pricing, as of closing, to value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

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How to Buy Shares

Fund shares are purchased at the NAV next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. (Eastern Time).  Any purchase orders received after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer.  Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.  To eliminate the need for safekeeping, the Funds will not issue certificates for your shares.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds’ shares, and (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Funds’ Class N.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next‑determined NAV per share after receipt of the order by such agent before the Funds’ daily cutoff time, currently the close of regular NYSE trading.  Orders received after that time will be purchased at the next‑determined NAV per share.  The Funds’ Institutional Class must be purchased directly from the Distributor or the Fund.  To purchase Institutional Class, you must request and submit a Fund new account application.

How to Sell Shares

You may sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative.  The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Funds may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

Selling Shares Directly to the Funds – Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next NAV per share calculated after the Funds receive your request in proper form.  In order to receive that day’s NAV per share, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

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Selling Shares Through your Investment Representative – Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV per share.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker‑dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution.  A notary public cannot provide a signature guarantee.

Delivery of Proceeds – The Funds generally send you payment for your shares within three business days after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions – Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege may be modified or terminated without notice.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Redemptions In-Kind – The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder received a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

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Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

Redemption Fee – The Funds will assess a 2.00% fee on the redemption of Fund shares purchased and held for 60 days or less.  This fee is paid to the Funds to help offset transactions costs and administrative expenses.  The Funds reserve the right, at its discretion, to lower or waive the amount of this fee and, upon at least 60 days’ notice to shareholders, change the terms and/or amount of this fee.  Redemption fees will not apply to exchanges between the Funds or to shares acquired through the reinvestment of dividends.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Exchanging Shares – Shareholders of either Fund may exchange their shares for shares of the other Chase Fund.  Each account must meet the minimum investment requirements.  To perform an exchange, you may call or submit a written request to the Transfer Agent.  To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged.  An exchange will take effect as of the next determination of the Funds’ NAV per share (usually at the close of business on the same day).  The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so.  For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging.  Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.  The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, the Fund will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its NAV per share.  Backup withholding and information reporting may apply.  Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Funds under the exchange privilege, within a short period, either Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs.  Increased use of the exchange privilege may also result in periodic large inflows of money.  If this occurs, it is the Funds’ general policy to initially invest in short-term, interest-bearing money market instruments.

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However, if the Adviser believes that attractive investment opportunities (consistent with the Funds’ investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale.  The Fund you are seeking to exchange into may also delay issuing shares until that third business day.  The sale of Fund shares to complete an exchange will be affected at NAV per share of the Funds next computed after your request for exchange is received in proper form .

CONVERSION INFORMATION

If consistent with your financial intermediary’s program, Class N shares of a Chase Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Chase Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.

Investors who hold Institutional Class shares of a Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Institutional Class shares by their financial intermediary to another class of shares of the Fund having expenses that may be higher than the expenses of the Institutional Class shares.  Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes in any year.  If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders.  A Fund can give no assurances that its distributions will be sufficient to eliminate all taxes in every year.  To comply with the requirements and to avoid the nondeductible 4% Federal excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.  Net investment income consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.  Each Fund intends to declare and pay dividends and other distributions, as described in the Prospectus.

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In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Capital losses do not expire and may be carried over by the Funds to future taxable years without limitation.  At September 30, 2018, the Growth Fund and the Mid-Cap Fund deferred, on a tax basis, ordinary late year losses of $209,025 and $33,726, respectively .

Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for its taxable year.  In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends‑received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if a Fund’s shares held by an individual investor are held for fewer than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt‑financed or are held for fewer than 46 days.  Dividends and capital gain distributions from the Funds and gains from the sale of a Fund’s shares are subject to the federal 3.8% tax on net investment income applicable to taxpayers in the higher income brackets.

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Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares.  Capital gains distributions are not eligible for the dividends‑received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV per share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations.  For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for a Fund to the extent that a Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.

Redemption of a Fund’s shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund is purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, a Fund is required to report to the Internal Revenue Service all distributions of taxable income and capital gains, as well as gross proceeds from the redemption of the Fund’s shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Fund’s shares may be subject to withholding of federal income tax, currently at a rate set under Section 3406 of the Code, in the case of non‑exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number .

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that are (1) is subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person..  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

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The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from your Fund unless an exemption applies.  Recently issued proposed Treasury Regulations generally eliminate withholding under FATCA on gross proceeds, which would include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by the Funds’ management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any federal, state, local or foreign taxation.  Schiff Hardin has expressed no opinion in respect of the tax information in the Prospectus and the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by a Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long‑term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long‑term capital gain.  After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

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Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request .

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that a Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new account applications.  The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Part I
Statement of Policy

The Adviser acts as a discretionary investment adviser for various clients and registered mutual funds.  Mindful of our co-fiduciary responsibility in regards to clients’ assets under management, the Adviser’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients.  Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives.  The following are guidelines and each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.  The proxy voting procedures are tailored to suit the nature of our advisory business and the types of securities and portfolios managed.  Material conflicts are resolved in accordance with the Adviser’s pre-determined policies.

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The Adviser’s policies and procedures are based on the following:  legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.

The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served.  The proxy vote is an asset belonging to the client. The Adviser votes the proxies to positively influence corporate governance in a manner that, in the Adviser’s best judgment, enhances shareholder value.

The Adviser takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:

1.
Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directive.  In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than the Adviser.

2.	Once a client account has been terminated with the Adviser in accordance with the investment advisory agreement, the Adviser will not vote any proxies received after the termination.
3.
Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.  However, if a client directs the Adviser to vote proxies, proxies for securities held in an unsupervised portion of the client’s account generally will be voted with management unless the client specifies otherwise.

4.	Proxies for securities on loan that must be recalled in order to vote, generally will not be voted.
5.
Specialized treatment in voting proxies when directed in the advisory contract or other written directive (i.e., following AFL-CIO guidelines).  These directions to vote proxies may be different from The Adviser’s policy and procedures.

6.
Specialized treatment may be applied to ERISA accounts as the Adviser’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time.  Clients can also obtain information on how proxies were voted.

Part II
Procedures

Designated individuals are assigned the duties of receiving and reviewing proxies.  These individuals ensure that proxies are voted only for those clients that have designated this authority to the Adviser.

Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients.  An assessment is made to determine the extent to which there may be a material conflict between the Adviser’s interests and those of the client.  The Adviser generally votes proxies in accordance with its pre-determined policy, unless it determines that the client interests are better served if the proxies are voted otherwise.  If conflicts arise, the Adviser will vote in accordance with its pre-determined policies.  Should there be a material conflict with respect to a matter that is not covered in the Adviser’s pre-determined policies, such matter will be voted either pursuant to a recommendation from an independent third party or pursuant to instruction from the client.

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As part of recordkeeping, the following documents are maintained:  (1) a copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and the Adviser’s written response to any (written or oral) client request for such records.  These records are maintained for a period of five years.

Part III
Categories of Issues

It is the policy of the Adviser to generally vote with management on routine matters affecting the future of the corporation.  If we frequently disagree with management, we will generally sell the stock.  Occasionally, however, when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.

Following are examples of agenda items that the Adviser generally approves:

●	Election of Directors: Unless the Adviser has reason to object to a given director, each director on management’s slate is approved.
●	Approval of Auditors: The Adviser generally defers to management in picking a CPA firm and votes for management’s choice.
●	Directors’ Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, the Adviser generally approves.
●	Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and the Adviser generally approves.
●	Increase in the Common Share Authorization: As long as the increase is reasonable, the Adviser generally approves.
●
Stock Purchase Plans:  The Adviser believes that equity participation plans positively motivate management, directors and employees.  Therefore, the Adviser generally approves stock purchase plans unless we have reason to object.

●
Stock Option Plans and Stock Participation Plans:  If in the Adviser’s judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.

●
Elimination of Pre-Emptive Rights:  Pre-emptive rights have value to the stockholder.  They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price.  To approve their elimination would mean giving away something of potential value to the client.  Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management.  Therefore, the Adviser generally opposes their elimination.

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●
Poison Pills:  These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover.  Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company.  The Adviser generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.

●
Proposals to Establish Staggered Boards:  Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed.  It is the Adviser’s judgment that uninvited bids for the company’s stock should not be discouraged.  They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder.  It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.

●
New Classes of Shares Having Different Voting Rights:  These are not in the clients’ best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.

●
Shareholders Proposals That Offer No Specific Economic Benefit to the Client:  When social issues are proposed by one or more shareholders, the Adviser evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business.  If the proposal offers no economic benefit, it is generally opposed.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1‑888‑861‑7556 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by their independent registered public accounting firm will be submitted to shareholders annually.

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Funds proportionately equal to the interest of each other share.  Upon the Funds’ liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares which differ from each other only as to dividends.  The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

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Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Growth Fund may offer two classes of shares and the Mid-Cap Fund may offer three classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre‑emptive or conversion rights.  Shares, when issued, are fully paid and non‑assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two‑thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The annual report for the Growth Fund and the Mid-Cap Fund for the fiscal year ended September 30, 2018, is a separate document supplied upon request and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.
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APPENDIX
CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bond Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

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“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Commercial Paper Ratings

Moody’s Investors Service, Inc.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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PART C

Chase Growth Fund
Chase Mid-Cap Growth Fund

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amend and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Growth Fund) dated September 5, 1997, was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(A)
Amendment No. 1 dated June 7, 1999, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(B)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(C)
Amendment to the Investment Advisory Agreement (Growth Fund) dated October 1, 2017, was previously filed with the Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A on Form N-1A on January 25, 2018, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(A)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(B)
Amendment to the Investment Advisory Agreement (Mid-Cap Growth Fund) dated October 1, 2017, was previously filed with the Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A on Form N-1A on January 25, 2018, and is incorporated herein by reference.

(e)
Distribution Agreement dated August 22, 2006, was previously filed with Post-Effective Amendment No. 257 to the Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 5, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement (Mid-Cap Growth Fund) dated June 30, 2013, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(A)
Amended Schedule A to the Amended and Restated Operating Expenses Limitation Agreement (Mid-Cap Growth Fund) dated April 1, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(v)
Operating Expenses Limitation Agreement (Growth Fund) dated September 11, 2014, was previously filed with Post-Effective Amendment No. 633 to the Registration Statement Form N-1A on January 26, 2015, and is incorporated herein by reference.

(A)
Amended Schedule A to the Amended and Restated Operating Expenses Limitation Agreement (Growth Fund) dated April 1, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan (Growth Fund) dated May 31, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(vii)
Amended and Restated Shareholder Servicing Plan (Mid-Cap Growth Fund) dated May 31, 2016, was previously filed with Post-Effective Amendment No. 747 to the Registration Statement on Form N-1A on January 25, 2017, and is incorporated herein by reference.

(viii)	Power of Attorney

(A)
Power of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson), was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(i)	Legal Opinion.

(i)
Legal Opinion (Growth Fund) dated January 13, 2000, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on January 14, 2000, and is incorporated herein by reference.

(ii)
Legal Opinion (Mid-Cap Growth Fund) dated August 19, 2004, was previously filed with Post-Effective Amendment No. 162 to the Registration Statement on Form POS EX on October 12, 2004, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Share Marketing Plan (Rule 12b-1 Plan) (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 151 to the Registration Statement on Form N-1A on July 22, 2004, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan, dated March 15, 2013, was previously filed with Post-Effective Amendment No. 563 to the Registration Statement on Form N-1A on January 27, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics for Adviser dated December 29, 2017 – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-3396), dated July 3, 2018.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund

Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolio Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds
(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Fisher	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Chase Investment Counsel Corporation 350 Old Ivy Way, Suite 100 Charlottesville, Virginia 22903
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 868 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 868 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of January, 2019.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and
Principal Executive Office

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 868 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	January 25, 2019
Gail S. Duree

David G. Mertens*	Trustee	January 25, 2019
David G. Mertens

George J. Rebhan*	Trustee	January 25, 2019
George J. Rebhan

Raymond B. Woolson*	Trustee	January 25, 2019
Raymond B. Woolson

Joe D. Redwine*	Trustee	January 25, 2019
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President	January 25, 2019
Cheryl L. King	and Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	January 25, 2019
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		January 25, 2019
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics	EX.99.p.ii